OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 492	$ 516
Government authorities	1,172	60
Accrued interest	57	26
Other	10	88
Other accounts receivable and prepaid expenses	$ 1,731	$ 690